CASH AT BANK (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AT BANK (Details Narrative)
Bank Deposits	$ 7,568,537	$ 616,593	$ 2,672,940	$ 4,640,603	$ 6,591,128